Baird Ultra Short Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
0.125%, 06/30/2022	$40,000,000	$39,954,688
0.125%, 07/31/2022	275,000,000	274,376,954
0.125%, 08/31/2022	374,850,000	373,605,382
0.125%, 11/30/2022	170,000,000	168,651,953
0.125%, 12/31/2022	200,750,000	198,805,234
0.125%, 01/31/2023	15,000,000	14,822,461
Total U.S. Treasury Securities (Cost $1,074,819,141)		1,070,216,672	16.2%

Corporate Bonds
Industrials
ABB Finance USA, Inc.,
2.875%, 05/08/2022 (1)	1,297,000	1,297,517
AbbVie, Inc.:
3.250%, 10/01/2022 (Callable 07/01/2022)	4,425,000	4,441,022
2.900%, 11/06/2022	24,963,000	25,123,625
Agilent Technologies, Inc.,
3.875%, 07/15/2023 (Callable 04/15/2023)	16,350,000	16,593,288
American Tower Corp.,
3.500%, 01/31/2023	3,622,000	3,655,563
AmerisourceBergen Corp.,
0.737%, 03/15/2023 (Callable 05/02/2022)	30,221,000	29,775,879
Anglo American Capital PLC,
4.125%, 09/27/2022 (1)(2)	31,458,000	31,837,581
AT&T, Inc.:
3.000%, 06/30/2022 (Callable 05/02/2022)	3,200,000	3,203,687
2.625%, 12/01/2022 (Callable 09/01/2022)	3,919,000	3,937,856
Avery Dennison Corp.,
3.350%, 04/15/2023 (Callable 01/15/2023)	5,561,000	5,597,838
Avnet, Inc.,
4.875%, 12/01/2022	55,117,000	56,169,037
Bayer US Finance II LLC,
2.200%, 07/15/2022 (Callable 04/16/2022) (1)(2)	2,000,000	1,999,962
Biogen, Inc.,
3.625%, 09/15/2022	5,970,000	6,021,105
Boardwalk Pipelines LP,
3.375%, 02/01/2023 (Callable 11/01/2022)	31,777,000	31,937,104
Boeing Co.,
1.167%, 02/04/2023 (Callable 05/02/2022)	20,000,000	19,841,043
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (Callable 10/01/2022) (1)(2)	9,400,000	9,403,011
Bunge Limited Finance Corp.,
3.000%, 09/25/2022 (Callable 08/25/2022)	15,698,000	15,778,234
Cabot Corp.,
3.700%, 07/15/2022	20,764,000	20,880,694
Campbell Soup Co.,
3.650%, 03/15/2023 (Callable 02/15/2023)	3,676,000	3,719,148
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023 (Callable 12/15/2022) (1)	28,143,000	28,280,120
Carlisle Companies, Inc.:
3.750%, 11/15/2022 (Callable 08/15/2022)	5,750,000	5,782,122
0.550%, 09/01/2023 (Callable 09/01/2022)	10,000,000	9,688,153
Celanese US Holdings LLC,
4.625%, 11/15/2022	16,252,000	16,495,842
Charter Communications Operating LLC,
4.464%, 07/23/2022 (Callable 05/23/2022)	47,490,000	47,664,110
Choice Hotels International, Inc.,
5.750%, 07/01/2022	6,978,000	7,000,617
CNH Industrial Capital LLC,
4.375%, 04/05/2022 (1)	18,881,000	18,882,397
CommonSpirit Health,
2.950%, 11/01/2022	11,055,000	11,111,477
Conagra Brands, Inc.:
3.250%, 09/15/2022	2,507,000	2,522,810
3.200%, 01/25/2023 (Callable 10/25/2022)	41,256,000	41,547,769
0.500%, 08/11/2023 (Callable 08/11/2022)	7,000,000	6,776,065
ConocoPhillips Co.,
2.125%, 03/08/2024 (Callable 09/08/2022)	30,000,000	29,724,460
Constellation Brands, Inc.:
3.200%, 02/15/2023 (Callable 01/15/2023)	6,774,000	6,840,836
4.250%, 05/01/2023	4,172,000	4,249,050
Continental Resources, Inc.,
4.500%, 04/15/2023 (Callable 01/15/2023)	1,310,000	1,325,720
CVS Health Corp.:
3.500%, 07/20/2022 (Callable 05/20/2022)	34,631,000	34,721,636
2.750%, 12/01/2022 (Callable 09/01/2022)	3,903,000	3,921,947
Daimler Finance North America LLC:
3.350%, 02/22/2023 (1)(2)	7,345,000	7,413,002
1.750%, 03/10/2023 (1)(2)	4,841,000	4,817,534
Danone SA,
3.000%, 06/15/2022 (1)(2)	15,500,000	15,544,030
Discovery Communications LLC,
2.950%, 03/20/2023 (Callable 02/20/2023)	20,837,000	20,883,468
Dollar General Corp.,
3.250%, 04/15/2023 (Callable 01/15/2023)	9,380,000	9,447,521
DR Horton, Inc.:
4.375%, 09/15/2022 (Callable 06/15/2022)	3,250,000	3,265,954
4.750%, 02/15/2023 (Callable 11/15/2022)	1,258,000	1,277,393
Eastman Chemical Co.,
3.600%, 08/15/2022 (Callable 05/15/2022)	18,426,000	18,474,175
Eaton Corp.,
2.750%, 11/02/2022	1,275,000	1,281,931
Enbridge, Inc.,
2.900%, 07/15/2022 (Callable 06/15/2022) (1)	22,284,000	22,340,305
Energen Corp.,
7.320%, 07/28/2022	6,000,000	6,074,365
Energy Transfer LP,
4.250%, 03/15/2023 (Callable 12/15/2022)	31,959,000	32,307,092
Energy Transfer Partners LP,
3.600%, 02/01/2023 (Callable 11/01/2022)	17,825,000	17,927,711
Enterprise Products Operating LLC,
3.350%, 03/15/2023 (Callable 12/15/2022)	13,025,000	13,122,202
Equifax, Inc.,
3.300%, 12/15/2022 (Callable 09/15/2022)	8,102,000	8,144,494
Fidelity National Information Services, Inc.,
0.375%, 03/01/2023	5,985,000	5,877,495
Flex Ltd.,
5.000%, 02/15/2023	53,178,000	54,129,948
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Callable 05/02/2022) (2)	4,750,000	4,758,808
Freeport-McMoRan, Inc.,
3.875%, 03/15/2023 (Callable 12/15/2022)	17,926,000	18,123,186
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Callable 10/17/2022) (1)(2)	7,685,000	7,775,170
General Mills, Inc.,
2.600%, 10/12/2022 (Callable 09/12/2022)	6,334,000	6,349,025
General Motors Financial Co., Inc.:
3.150%, 06/30/2022 (Callable 05/30/2022)	15,825,000	15,864,165
3.550%, 07/08/2022	29,820,000	29,971,827
3.250%, 01/05/2023 (Callable 12/05/2022)	4,075,000	4,109,621
3.700%, 05/09/2023 (Callable 03/09/2023)	3,880,000	3,918,742
4.250%, 05/15/2023	3,063,000	3,100,291
Genpact Luxembourg Sarl,
3.700%, 04/01/2022	45,538,000	45,538,000
Glencore Finance (Canada) Ltd.,
4.250%, 10/25/2022 (1)(2)	22,001,000	22,140,926
Glencore Funding LLC:
3.000%, 10/27/2022 (Callable 09/27/2022) (1)(2)	6,112,000	6,132,170
4.125%, 05/30/2023 (1)(2)	26,043,000	26,457,604
GSK Consumer Healthcare Capital US LLC,
3.024%, 03/24/2024 (Callable 03/24/2023) (2)	14,375,000	14,368,721
HCA, Inc.:
4.750%, 05/01/2023	23,502,000	24,088,707
5.875%, 05/01/2023	15,755,000	16,286,731
Heineken NV,
2.750%, 04/01/2023 (1)(2)	15,000,000	15,051,906
Hewlett Packard Enterprise Co.:
4.400%, 10/15/2022 (Callable 08/15/2022)	29,466,000	29,763,066
2.250%, 04/01/2023 (Callable 03/01/2023)	21,585,000	21,564,502
Howard University,
2.738%, 10/01/2022	1,450,000	1,447,694
HP, Inc.,
4.050%, 09/15/2022	4,175,000	4,218,364
Huntington Ingalls Industries, Inc.,
0.670%, 08/16/2023 (Callable 08/16/2022) (2)	10,000,000	9,702,111
Hyatt Hotels Corp.,
1.300%, 10/01/2023 (Callable 10/01/2022)	10,000,000	9,744,891
Hyundai Capital America:
3.100%, 04/05/2022 (1)(2)	6,407,000	6,407,189
3.000%, 06/20/2022 (1)(2)	3,008,000	3,014,576
3.250%, 09/20/2022 (1)(2)	4,671,000	4,694,035
2.850%, 11/01/2022 (1)(2)	11,115,000	11,149,301
2.375%, 02/10/2023 (1)(2)	26,456,000	26,369,691
Infor, Inc.,
1.450%, 07/15/2023 (Callable 06/15/2023) (2)	1,450,000	1,420,570
International Flavors & Fragrances, Inc.,
3.200%, 05/01/2023 (Callable 02/01/2023)	6,000,000	6,017,136
Jabil, Inc.,
4.700%, 09/15/2022	20,706,000	20,937,257
Jones Lang LaSalle, Inc.,
4.400%, 11/15/2022 (Callable 08/15/2022)	9,888,000	9,968,495
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)	12,545,000	12,621,860
Kinder Morgan Energy Partners LP,
3.950%, 09/01/2022 (Callable 06/01/2022)	16,121,000	16,180,135
Kinder Morgan, Inc.,
3.150%, 01/15/2023 (Callable 12/15/2022)	18,562,000	18,659,865
Kroger Co.,
2.800%, 08/01/2022 (Callable 07/01/2022)	3,000,000	3,006,864
Land O' Lakes, Inc.,
6.000%, 11/15/2022 (Callable 08/15/2022) (2)	18,950,000	19,207,537
Leggett & Platt, Inc.,
3.400%, 08/15/2022 (Callable 05/15/2022)	9,700,000	9,721,996
Leidos, Inc.,
2.950%, 05/15/2023 (Callable 04/15/2023)	4,545,000	4,554,772
Lennar Corp.,
4.750%, 11/15/2022 (Callable 08/15/2022)	13,095,000	13,226,681
Magallanes, Inc.,
3.528%, 03/15/2024 (Callable 03/15/2023) (2)	15,000,000	14,986,498
Marriott International, Inc.,
2.125%, 10/03/2022	27,199,000	27,207,809
Martin Marietta Materials, Inc.,
0.650%, 07/15/2023 (Callable 07/15/2022)	10,000,000	9,762,457
McKesson Corp.,
2.700%, 12/15/2022 (Callable 09/15/2022)	1,650,000	1,657,875
Microchip Technology, Inc.,
4.333%, 06/01/2023 (Callable 05/01/2023)	4,350,000	4,418,312
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (2)	56,247,000	56,247,000
Mohawk Industries, Inc.,
3.850%, 02/01/2023 (Callable 11/01/2022)	30,686,000	30,906,903
Molson Coors Beverage Co.,
3.500%, 05/01/2022	11,725,000	11,739,659
Mondelez International Holdings Netherlands BV,
2.125%, 09/19/2022 (2)	5,360,000	5,366,497
Moody's Corp.,
2.625%, 01/15/2023 (Callable 12/15/2022)	4,000,000	4,019,503
Mosaic Co.,
3.250%, 11/15/2022 (Callable 10/15/2022)	20,547,000	20,685,598
MPLX LP:
3.500%, 12/01/2022 (Callable 11/01/2022)	34,183,000	34,455,114
3.375%, 03/15/2023 (Callable 02/15/2023)	10,059,000	10,134,263
Mylan, Inc.,
3.125%, 01/15/2023 (2)	15,652,000	15,713,372
National Fuel Gas Co.,
3.750%, 03/01/2023 (Callable 12/01/2022)	22,709,000	22,855,325
Nissan Motor Acceptance Corp.:
2.650%, 07/13/2022 (1)(2)	1,070,000	1,071,834
2.600%, 09/28/2022 (1)(2)	4,000,000	3,999,506
NOVA Gas Transmission Ltd.,
7.875%, 04/01/2023 (1)	6,420,000	6,738,783
Nutrien Ltd.,
3.150%, 10/01/2022 (Callable 07/01/2022) (1)	2,406,000	2,416,610
NXP Semiconductors NV,
4.625%, 06/01/2023 (Callable 05/01/2023) (1)(2)	14,044,000	14,262,138
O’Reilly Automotive, Inc.,
3.800%, 09/01/2022 (Callable 06/01/2022)	21,000,000	21,064,025
ONEOK Partners LP,
3.375%, 10/01/2022 (Callable 07/01/2022)	3,500,000	3,510,791
Oracle Corp.:
2.500%, 05/15/2022 (Callable 05/02/2022)	1,100,000	1,100,651
2.500%, 10/15/2022	44,959,000	45,089,087
2.625%, 02/15/2023 (Callable 01/15/2023)	9,525,000	9,542,724
Panasonic Corp.,
2.536%, 07/19/2022 (Callable 06/19/2022) (1)(2)	1,916,000	1,918,581
Parker-Hannifin Corp.,
3.500%, 09/15/2022	2,412,000	2,430,329
PayPal Holdings, Inc.,
2.200%, 09/26/2022	12,795,000	12,836,733
Penske Truck Leasing Co.:
4.875%, 07/11/2022 (2)	36,903,000	37,226,305
4.250%, 01/17/2023 (2)	2,575,000	2,612,981
2.700%, 03/14/2023 (Callable 02/14/2023) (2)	11,610,000	11,661,634
PerkinElmer, Inc.,
0.550%, 09/15/2023 (Callable 09/15/2022)	10,000,000	9,710,240
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	1,500,000	1,510,596
Phillips 66,
4.300%, 04/01/2022	19,012,000	19,012,000
POSCO:
2.375%, 11/12/2022 (1)(2)	23,075,000	23,046,848
2.375%, 01/17/2023 (1)(2)	33,566,000	33,460,603
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.000%, 10/01/2022 (Callable 07/01/2022)	7,250,000	7,308,527
Reliance Steel & Aluminum Co.,
4.500%, 04/15/2023 (Callable 01/15/2023)	17,215,000	17,557,656
RELX Capital, Inc.,
3.500%, 03/16/2023 (Callable 02/16/2023) (1)	30,644,000	30,906,550
RPM International, Inc.,
3.450%, 11/15/2022 (Callable 08/15/2022)	17,356,000	17,409,547
Ryder System, Inc.:
2.500%, 09/01/2022 (Callable 08/01/2022)	20,905,000	20,966,461
3.400%, 03/01/2023 (Callable 02/01/2023)	5,000,000	5,043,140
Sabine Pass Liquefaction LLC,
5.625%, 04/15/2023 (Callable 01/15/2023)	3,710,000	3,795,878
Schlumberger Investment SA,
2.400%, 08/01/2022 (Callable 05/02/2022) (2)	4,715,000	4,718,118
Schneider Electric SE,
2.950%, 09/27/2022 (2)	3,093,000	3,115,597
SES SA,
3.600%, 04/04/2023 (1)(2)	12,659,000	12,729,484
Sky Ltd.,
3.125%, 11/26/2022 (2)	5,000,000	5,036,574
Skyworks Solutions, Inc.,
0.900%, 06/01/2023 (Callable 06/01/2022)	1,500,000	1,466,516
Southern Copper Corp.,
3.500%, 11/08/2022 (1)	25,044,000	25,206,285
Southern Natural Gas Co. LLC,
0.625%, 04/28/2023 (Callable 05/02/2022) (2)	8,085,000	7,924,764
St. Joseph's University Medical Center, Inc.,
3.926%, 07/01/2022	2,025,000	2,033,553
Stellantis NV,
5.250%, 04/15/2023	33,897,000	34,601,041
Suncor Energy, Inc.,
2.800%, 05/15/2023 (1)	4,500,000	4,506,640
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (Callable 05/28/2022) (1)(2)	17,258,000	17,283,774
Sysco Corp.,
2.600%, 06/12/2022	23,589,000	23,636,225
Tapestry, Inc.,
3.000%, 07/15/2022 (Callable 06/15/2022)	32,103,000	32,132,265
Thermo Fisher Scientific, Inc.,
0.797%, 10/18/2023 (Callable 10/18/2022)	25,000,000	24,388,056
Time Warner Entertainment Co. LP,
8.375%, 03/15/2023	5,815,000	6,122,177
Toll Brothers Finance Corp.,
4.375%, 04/15/2023 (Callable 01/15/2023)	3,000,000	3,030,307
TransCanada PipeLines Ltd.,
2.500%, 08/01/2022 (1)	24,208,000	24,269,765
Trustees of Boston College,
2.651%, 07/01/2022	1,000,000	1,001,889
Verizon Communications, Inc.,
1.606%, 05/15/2025 (3 Month LIBOR USD + 1.100%)(Callable 03/15/2025) (3)	4,000,000	4,050,916
VF Corp.,
2.050%, 04/23/2022	6,033,000	6,035,547
Viatris, Inc.,
1.125%, 06/22/2022	30,987,000	30,985,123
Vodafone Group PLC,
2.950%, 02/19/2023 (1)	4,306,000	4,332,590
Volkswagen Group of America Finance LLC:
2.900%, 05/13/2022 (1)(2)	7,275,000	7,284,238
2.700%, 09/26/2022 (1)(2)	6,060,000	6,084,561
0.750%, 11/23/2022 (1)(2)	5,300,000	5,254,155
3.125%, 05/12/2023 (1)(2)	14,666,000	14,765,621
Walgreen Co.,
3.100%, 09/15/2022	3,595,000	3,623,341
Walgreens Boots Alliance, Inc.,
0.950%, 11/17/2023 (Callable 05/17/2022)	30,000,000	29,232,616
Walt Disney Co.,
8.875%, 04/26/2023	2,450,000	2,617,672
Westlake Chemical Corp.,
3.600%, 07/15/2022 (Callable 05/02/2022)	3,360,000	3,365,519
Whirlpool Corp.:
4.700%, 06/01/2022	7,374,000	7,408,143
3.700%, 03/01/2023	10,609,000	10,710,310
Williams Companies, Inc.:
3.350%, 08/15/2022 (Callable 05/15/2022)	1,500,000	1,502,498
3.700%, 01/15/2023 (Callable 10/15/2022)	54,359,000	54,705,298
Total Industrials (Cost $2,419,023,014)		2,400,239,254	36.2%

Utilities
CenterPoint Energy Resources Corp.,
0.700%, 03/02/2023 (Callable 05/02/2022)	6,984,000	6,881,588
Cleco Power LLC,
1.326%, 06/15/2023 (3 Month LIBOR USD + 0.500%)(Callable 05/02/2022) (2)(3)	15,000,000	14,995,977
Dominion Energy, Inc.:
2.750%, 09/15/2022 (Callable 06/15/2022)	3,325,000	3,332,231
2.450%, 01/15/2023 (2)	45,010,000	45,027,013
DTE Energy Company,
2.250%, 11/01/2022	3,000,000	3,003,968
Entergy Corp.,
4.000%, 07/15/2022 (Callable 05/15/2022)	49,560,000	49,691,565
Evergy Metro, Inc.,
3.150%, 03/15/2023 (Callable 12/15/2022)	2,883,000	2,901,997
Evergy, Inc.,
5.292%, 06/15/2022 (Callable 05/02/2022) (7)	9,137,000	9,163,092
Eversource Energy,
2.800%, 05/01/2023 (Callable 02/01/2023)	2,330,000	2,334,965
Georgia Power Co.,
5.750%, 04/15/2023	6,431,000	6,621,594
Indiana Michigan Power Co.,
3.200%, 03/15/2023 (Callable 12/15/2022)	9,711,000	9,784,830
ITC Holdings Corp.,
4.050%, 07/01/2023 (Callable 04/01/2023) (1)	1,925,000	1,943,868
NextEra Energy Capital Holdings, Inc.,
0.750%, 02/22/2023 (3 Month LIBOR USD + 0.270%)(Callable 05/02/2022) (3)	8,500,000	8,470,346
Niagara Mohawk Power Corp.,
2.721%, 11/28/2022 (1)(2)	12,000,000	12,070,559
Public Service Enterprise Group, Inc.:
2.650%, 11/15/2022 (Callable 10/15/2022)	32,517,000	32,588,267
0.841%, 11/08/2023 (Callable 05/08/2022)	8,000,000	7,757,680
Puget Energy, Inc.,
5.625%, 07/15/2022 (Callable 05/02/2022)	15,651,000	15,693,488
Virginia Electric and Power Co.,
2.750%, 03/15/2023 (Callable 12/15/2022)	4,672,000	4,686,901
Washington Gas Light Co.,
6.650%, 03/20/2023 (1)	9,112,000	9,451,700
Total Utilities (Cost $248,324,476)		246,401,629	3.7%

Financials
AerCap Holdings NV:
4.625%, 07/01/2022 (1)	15,489,000	15,573,873
3.300%, 01/23/2023 (Callable 12/23/2022) (1)	5,997,000	6,014,630
Air Lease Corp.:
2.625%, 07/01/2022 (Callable 06/01/2022)	30,489,000	30,513,153
2.250%, 01/15/2023	1,663,000	1,663,604
2.750%, 01/15/2023 (Callable 12/15/2022)	8,250,000	8,273,935
Ally Financial, Inc.:
4.625%, 05/19/2022	27,213,000	27,317,758
3.050%, 06/05/2023 (Callable 05/05/2023)	3,265,000	3,276,919
Anthem, Inc.,
2.950%, 12/01/2022 (Callable 11/01/2022)	43,920,000	44,223,092
Aon Corp.,
2.200%, 11/15/2022	4,840,000	4,848,866
Banco Santander SA:
3.500%, 04/11/2022 (1)	18,833,000	18,840,900
3.848%, 04/12/2023 (1)	8,400,000	8,509,364
Bank of America Corp.:
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%)(Callable 07/21/2022) (3)	19,700,000	19,716,086
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%)(Callable 12/20/2022) (3)	16,225,000	16,265,966
BPCE SA,
3.000%, 05/22/2022 (1)(2)	32,246,000	32,308,979
Cantor Fitzgerald LP,
6.500%, 06/17/2022 (2)	7,019,000	7,079,880
Capital One Financial Corp.,
2.600%, 05/11/2023 (Callable 04/11/2023)	24,926,000	24,999,781
Citigroup, Inc.:
1.218%, 04/25/2022 (3 Month LIBOR USD + 0.960%)(Callable 04/18/2022) (3)	4,875,000	4,875,396
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%)(Callable 07/24/2022) (3)	21,500,000	21,529,426
Citizens Bank NA,
2.650%, 05/26/2022 (Callable 04/26/2022)	4,000,000	4,003,418
Cooperatieve Rabobank UA,
3.950%, 11/09/2022 (1)	32,861,000	33,280,846
Credit Suisse AG:
2.800%, 04/08/2022 (1)	34,425,000	34,431,417
1.000%, 05/05/2023 (1)	6,425,000	6,327,619
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 (1)	14,201,000	14,347,296
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	11,144,000	11,152,491
Deutsche Bank AG,
3.950%, 02/27/2023 (1)	1,759,000	1,776,032
Discover Bank,
3.350%, 02/06/2023 (Callable 01/06/2023)	42,018,000	42,421,971
Discover Financial Services:
5.200%, 04/27/2022	7,740,000	7,758,866
3.850%, 11/21/2022	6,114,000	6,189,010
F.N.B. Corporation,
2.200%, 02/24/2023 (Callable 01/24/2023)	8,297,000	8,247,466
First Horizon National Corp.,
3.550%, 05/26/2023 (Callable 04/26/2023)	14,084,000	14,166,280
First Republic Bank,
2.500%, 06/06/2022 (Callable 05/06/2022)	3,516,000	3,520,537
GATX Corp.,
4.750%, 06/15/2022	5,700,000	5,731,487
Goldman Sachs Group, Inc.:
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%)(Callable 06/05/2022) (3)	16,000,000	16,015,791
0.627%, 11/17/2023 (SOFR + 0.538%)(Callable 11/17/2022) (3)	14,160,000	13,979,988
1.217%, 12/06/2023 (Callable 12/06/2022)	5,000,000	4,879,139
0.673%, 03/08/2024 (SOFR + 0.572%)(Callable 03/08/2023) (3)	8,755,000	8,569,023
HSBC Holdings PLC:
3.033%, 11/22/2023 (3 Month LIBOR USD + 0.923%)(Callable 11/22/2022) (1)(3)	9,430,000	9,453,509
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)	1,290,000	1,302,685
Humana, Inc.,
0.650%, 08/03/2023 (Callable 04/08/2022)	20,000,000	19,511,777
International Lease Finance Corp.,
5.875%, 08/15/2022 (1)	7,479,000	7,570,312
JPMorgan Chase & Co.,
2.776%, 04/25/2023 (3 Month LIBOR USD + 0.935%)(Callable 04/25/2022) (3)	37,675,000	37,683,772
Kimco Realty Corp.,
3.375%, 10/15/2022 (Callable 07/15/2022)	2,100,000	2,109,255
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	10,190,000	10,214,080
Lloyds Bank PLC,
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	57,698,000	57,779,000
Macquarie Group Ltd.,
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	8,433,000	8,446,777
Markel Corp.:
4.900%, 07/01/2022	2,565,000	2,583,477
3.625%, 03/30/2023	1,520,000	1,537,712
Mitsubishi UFJ Financial Group, Inc.:
2.665%, 07/25/2022 (1)	3,445,000	3,458,622
3.455%, 03/02/2023 (1)	22,237,000	22,469,437
Mitsubishi UFJ Lease & Finance Co. Ltd.,
2.652%, 09/19/2022 (Callable 08/19/2022) (1)(2)	3,000,000	3,004,883
Mizuho Financial Group, Inc.,
2.721%, 07/16/2023 (3 Month LIBOR USD + 0.840%)(Callable 07/16/2022) (1)(3)	8,595,000	8,602,722
Morgan Stanley:
2.750%, 05/19/2022	21,833,000	21,870,123
3.750%, 02/25/2023	25,995,000	26,403,878
0.560%, 11/10/2023 (SOFR + 0.466%)(Callable 11/10/2022) (3)	1,306,000	1,290,816
MUFG Union Bank NA,
2.100%, 12/09/2022 (Callable 11/09/2022) (1)	4,750,000	4,756,551
National Bank of Canada:
2.150%, 10/07/2022 (1)(2)	4,609,000	4,619,212
2.100%, 02/01/2023 (1)	1,540,000	1,539,650
0.349%, 05/16/2023 (SOFR + 0.300%)(Callable 05/16/2022) (1)(3)	22,075,000	21,987,377
0.900%, 08/15/2023 (1 Year CMT Rate + 0.770%)(Callable 08/15/2022) (1)(3)	23,360,000	23,219,005
NatWest Markets PLC,
3.625%, 09/29/2022 (1)(2)	9,850,000	9,928,827
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	10,275,000	10,374,481
Park Aerospace Holdings Ltd.,
5.250%, 08/15/2022 (Callable 07/15/2022) (1)(2)	24,957,000	25,117,702
People's United Financial, Inc.,
3.650%, 12/06/2022 (Callable 09/06/2022)	54,914,000	55,273,555
Reliance Standard Life Global Funding II,
2.625%, 07/22/2022 (1)(2)	1,004,000	1,007,561
Santander Holdings USA, Inc.,
3.400%, 01/18/2023 (Callable 12/18/2022) (1)	6,600,000	6,639,749
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (Callable 06/15/2022) (1)(2)	6,300,000	6,308,880
StanCorp Financial Group, Inc.,
5.000%, 08/15/2022 (1)	13,800,000	13,919,149
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023 (1)	4,175,000	4,204,664
SunTrust Banks, Inc.,
1.059%, 05/17/2022 (3 Month LIBOR USD + 0.590%)(Callable 04/18/2022) (3)	8,700,000	8,695,095
Synchrony Bank,
3.000%, 06/15/2022 (Callable 05/15/2022)	35,693,000	35,753,689
Synchrony Financial,
2.850%, 07/25/2022 (Callable 06/25/2022)	13,237,000	13,273,338
Synovus Financial Corp.,
3.125%, 11/01/2022 (Callable 10/01/2022)	4,295,000	4,313,114
UBS Group Funding Switzerland AG:
3.491%, 05/23/2023 (Callable 05/23/2022) (1)(2)	14,300,000	14,320,480
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%)(Callable 08/15/2022) (1)(2)(3)	27,000,000	27,040,557
Wells Fargo & Co.,
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)	43,150,000	42,632,152
Total Financials (Cost $1,120,189,067)		1,112,847,910	16.8%
Total Corporate Bonds (Cost $3,787,536,557)		3,759,488,793	56.7%

Municipal Bonds
Allentown Neighborhood Improvement Zone Development Authority:
1.730%, 05/01/2022	3,350,000	3,347,824
5.000%, 05/01/2026 (Callable 05/01/2022)	1,375,000	1,378,813
5.000%, 05/01/2035 (Callable 05/01/2022)	4,800,000	4,813,312
Berks County Municipal Authority,
1.150%, 05/15/2022 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (4)	410,000	410,000
Burke County Development Authority,
1.550%, 12/01/2049 (Mandatory Tender Date 08/19/2022) (4)	13,100,000	13,081,166
California Pollution Control Financing Authority,
0.450%, 08/01/2023 (Mandatory Tender Date 05/02/2022) (2)(4)	7,000,000	6,995,782
Central Texas Turnpike System,
1.980%, 08/15/2042 (Mandatory Tender Date 08/15/2022) (4)	16,285,000	16,263,007
City of Farmington NM,
1.200%, 06/01/2040 (Mandatory Tender Date 06/01/2022) (4)	2,000,000	1,998,469
City of New Orleans LA,
3.692%, 09/01/2022 (ETM)	2,000,000	2,020,861
City of New York NY:
0.650%, 04/01/2042 (Optional Put Date 04/01/2022) (4)	10,025,000	10,025,000
0.660%, 10/01/2046 (Optional Put Date 04/01/2022) (4)	1,700,000	1,700,000
City of West Carrollton OH,
0.500%, 05/02/2022 (Insured by ST AID)	4,415,000	4,413,453
Golden State Tobacco Securitization Corp.:
1.237%, 06/01/2022	15,000,000	15,000,066
1.850%, 06/01/2031	16,500,000	16,400,766
Indianapolis Local Public Improvement Bond Bank,
5.000%, 06/01/2022	1,300,000	1,308,169
Louisiana Stadium & Exposition District,
1.872%, 07/03/2023 (Callable 04/01/2023) (2)	16,595,000	16,368,583
Medical Center Hospital Authority,
4.875%, 08/01/2022	5,520,000	5,586,081
Mission Economic Development Corp.,
0.450%, 01/01/2026 (Mandatory Tender Date 05/02/2022) (4)	32,950,000	32,930,148
Mississippi Business Finance Corp.,
2.500%, 04/01/2022	1,500,000	1,500,000
Mississippi Hospital Equipment & Facilities Authority,
0.200%, 09/01/2036 (Mandatory Tender Date 09/01/2022) (4)	1,950,000	1,938,540
Mizuho Floater/Residual Trust:
0.590%, 06/15/2056 (Callable 06/15/2031)(Optional Put Date 05/05/2022) (2)(4)	5,500,000	5,500,000
0.590%, 11/01/2056 (Callable 05/02/2022)(Optional Put Date 05/05/2022) (2)(4)	11,305,000	11,305,000
New York State Dormitory Authority,
2.550%, 07/01/2023	1,000,000	993,315
Pennsylvania Economic Development Financing Authority,
0.450%, 08/01/2045 (Mandatory Tender Date 05/02/2022) (4)	10,000,000	9,993,346
Public Finance Authority:
5.000%, 07/01/2022	1,090,000	1,093,215
0.450%, 06/01/2023 (Mandatory Tender Date 05/02/2022) (4)	5,000,000	4,996,673
0.450%, 09/01/2027 (Mandatory Tender Date 05/02/2022) (4)	26,000,000	25,982,699
Tender Option Bond Trust,
0.770%, 05/15/2023 (Optional Put Date 04/07/2022) (2)(4)	10,400,000	10,400,000
Total Municipal Bonds (Cost $228,216,060)		227,744,288	3.4%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 1.343%, 10/25/2035 (1 Month LIBOR USD + 0.675%)(Callable 04/25/2022) (3)	330,168	329,705
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 07/25/2022) (2)(4)	21,313,001	20,678,287
Series 2019-1, Class A1, 3.805%, 01/25/2049 (Callable 04/25/2022) (2)(4)	7,354,459	7,240,263
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 05/25/2022) (2)(4)	11,869,022	11,581,102
Home Equity Asset Trust,
Series 2006-2, Class 2A4, 0.978%, 05/25/2036 (1 Month LIBOR USD + 0.620%)(Callable 04/25/2022) (2)(3)	323,470	323,209
Starwood Mortgage Residential Trust,
Series 2021-1, Class A1, 1.219%, 05/25/2065 (Callable 03/25/2023) (2)(4)	13,394,292	13,120,046
Towd Point Mortgage Trust:
Series 2016-2, Class A1A, 2.750%, 08/25/2055 (Callable 10/25/2024) (2)(4)	470,521	470,083
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Callable 10/25/2024) (2)(4)	65,137	65,084
Series 2016-4, Class A1, 2.250%, 07/25/2056 (Callable 05/25/2026) (2)(4)	2,079,374	2,078,855
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 05/25/2025) (2)(4)	5,288,517	5,288,441
Series 2017-5, Class A1, 1.268%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(Callable 03/25/2024) (2)(3)	9,081,969	9,048,041
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 08/25/2024) (2)(4)	4,356,638	4,360,332
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 08/25/2025) (2)(4)	14,618,152	14,477,656
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2025) (2)(4)	19,904,767	20,027,637
Total Residential Mortgage-Backed Securities (Cost $111,806,179)		109,088,741	1.7%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust:
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046 (Callable 09/10/2022)	127,563	127,628
Series 2013-LC6, Class A4, 2.941%, 01/12/2046 (Callable 12/10/2022)	8,106,191	8,118,037
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 04/15/2023)	26,815,000	26,793,733
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045 (Callable 07/15/2022)	6,287,610	6,286,870
Series 2013-C12, Class A4, 4.259%, 10/17/2046 (Callable 09/15/2023) (4)	5,182,823	5,253,184
UBS-Barclays Commercial Mortgage Trust:
Series 2012-C4, Class A5, 2.850%, 12/12/2045 (Callable 11/10/2022)	17,304,473	17,343,972
Series 2012-C3, Class A4, 3.091%, 08/12/2049 (Callable 09/10/2022)	6,622,969	6,632,503
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 2.996%, 11/15/2030 (Callable 11/15/2022) (2)	4,100,000	4,116,455
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class ASB, 3.928%, 07/17/2046 (Callable 04/15/2023) (4)	10,639,801	10,752,437
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045 (Callable 01/15/2023)	6,811,205	6,818,571
Series 2012-C10, Class A3, 2.875%, 12/15/2045 (Callable 12/15/2022)	16,674,000	16,668,334
Series 2013-C14, Class ASB, 2.977%, 06/15/2046 (Callable 04/15/2023)	114,916	115,395
Total Commercial Mortgage-Backed Securities (Cost $109,538,763)		109,027,119	1.6%

Asset Backed Securities
Affirm Asset Securitization Trust:
Series 2020-Z2, Class A, 1.900%, 01/15/2025 (Callable 03/15/2023) (2)	47,168,010	46,695,061
Series 2021-Z1, Class A, 1.070%, 08/15/2025 (Callable 07/15/2023) (2)	46,336,824	45,591,622
Ally Auto Receivables,
Series 2019-3, Class A3, 1.930%, 05/15/2024 (Callable 04/15/2023)	6,446,646	6,454,367
American Express Credit Account Master Trust,
Series 2019-2, Class A, 2.670%, 11/15/2024	5,656,000	5,659,623
ARI Fleet Lease Trust:
Series 2018-B, Class A3, 3.430%, 08/16/2027 (Callable 05/15/2022) (2)	6,580,000	6,549,203
Series 2019-A, Class A2A, 2.410%, 11/15/2027 (Callable 12/15/2022) (2)	8,656,747	8,657,069
BA Credit Card Trust,
Series 2019-A1, Class A1, 1.740%, 01/15/2025	6,461,000	6,472,300
Capital One Prime Auto Receivables Trust,
Series 2020-1, Class A3, 1.600%, 11/15/2024 (Callable 09/15/2023)	30,128,885	30,074,596
CarMax Auto Owner Trust:
Series 2018-4, Class A3, 3.360%, 09/15/2023 (Callable 11/15/2022)	2,836,376	2,846,639
Series 2018-4, Class A4, 3.480%, 02/15/2024 (Callable 11/15/2022)	5,925,000	5,980,735
Series 2021-2, Class A2A, 0.270%, 06/17/2024 (Callable 04/15/2024)	6,454,292	6,433,363
Chase Auto Credit Linked Notes,
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 11/25/2024) (2)	31,757,063	31,196,510
Chase Issuance Trust,
Series 2020-A1, Class A1, 1.530%, 01/15/2025	7,725,000	7,708,354
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.940%, 04/15/2031 (Callable 04/15/2022) (2)	8,146,546	8,152,078
Citibank Credit Card Issuance Trust,
Series 2018-A6, Class A6, 3.210%, 12/09/2024	2,000,000	2,020,523
Dell Equipment Finance Trust:
Series 2020-2, Class A2, 0.470%, 10/24/2022 (2)	10,926,441	10,917,212
Series 2020-1, Class A3, 2.240%, 02/22/2023 (Callable 09/22/2022) (2)	9,508,388	9,519,711
Discover Card Execution Note Trust,
Series 2019-A3, Class A, 1.890%, 10/15/2024	14,750,000	14,783,524
DLLAD LLC,
Series 2021-1A, Class A2, 0.350%, 09/20/2024 (2)	20,285,864	20,039,237
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)	2,959,432	2,903,203
Evergreen Credit Card Trust,
Series 2019-2, Class A, 1.900%, 09/16/2024 (1)(2)	17,625,000	17,657,345
Ford Credit Auto Lease Trust,
Series 2020-B, Class A3, 0.620%, 08/15/2023 (Callable 01/15/2023)	39,610,267	39,571,065
Ford Credit Auto Owner Trust:
Series 2019-A, Class A3, 2.780%, 09/15/2023 (Callable 01/15/2023)	874,293	875,725
Series 2019-A, Class A4, 2.850%, 08/15/2024 (Callable 01/15/2023)	11,728,000	11,801,532
Ford Credit Floorplan Master Owner Trust:
Series 2019-3, Class A1, 2.230%, 09/15/2024	32,122,000	32,208,614
Series 2017-3, Class A, 2.480%, 09/15/2024	13,167,000	13,213,846
Series 2018-2, Class A, 3.170%, 03/15/2025	10,900,000	10,998,467
GMF Floorplan Owner Revolving Trust,
Series 2019-1, Class A, 2.700%, 04/15/2024 (2)	33,292,000	33,310,674
Harley-Davidson Motorcycle Trust,
Series 2021-B, Class A2, 0.240%, 12/15/2024 (Callable 09/15/2024)	7,754,311	7,713,038
Honda Auto Receivables Owner Trust,
Series 2021-3, Class A2, 0.200%, 02/20/2024	17,498,773	17,373,889
HPEFS Equipment Trust:
Series 2021-2A, Class A2, 0.300%, 09/20/2028 (Callable 06/20/2024) (2)	18,235,892	18,123,719
Series 2021-1A, Class A2, 0.270%, 03/20/2031 (Callable 02/20/2024) (2)	17,080,635	17,014,646
Hyundai Auto Lease Securitization Trust,
Series 2022-A, Class A2, 0.810%, 04/15/2024 (2)	18,475,000	18,252,979
Hyundai Floorplan Master Owner Trust,
Series 2019-1, Class A, 2.680%, 04/15/2024 (2)	63,985,000	64,015,879
Kubota Credit Owner Trust:
Series 2021-1A, Class A2, 0.310%, 04/15/2024 (2)	30,309,834	30,080,034
Series 2021-2A, Class A2, 0.260%, 06/17/2024 (2)	22,275,000	22,006,579
Marlette Funding Trust:
Series 2021-1A, Class A, 0.600%, 06/16/2031 (Callable 01/15/2025) (2)	5,152,136	5,131,428
Series 2021-2A, Class A, 0.510%, 09/15/2031 (Callable 06/15/2025) (2)	11,955,904	11,842,541
Series 2021-3A, Class A, 0.650%, 12/15/2031 (Callable 01/15/2026) (2)	18,120,384	17,885,075
Mercedes-Benz Auto Receivables Trust,
Series 2019-1, Class A3, 1.940%, 03/15/2024 (Callable 05/15/2023)	3,258,578	3,263,258
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 2.610%, 05/15/2024 (2)	112,860,000	113,044,820
MMAF Equipment Finance LLC:
Series 2020-A, Class A2, 0.740%, 04/09/2024 (2)	5,931,559	5,894,897
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (Callable 10/15/2023) (2)	10,217,854	10,225,900
NextGear Floorplan Master Owner Trust,
Series 2019-2A, Class A2, 2.070%, 10/15/2024 (2)	28,124,000	28,127,504
Nissan Auto Receivables Owner Trust:
Series 2018-C, Class A3, 3.220%, 06/15/2023 (Callable 02/15/2023)	1,242,488	1,244,406
Series 2019-A, Class A3, 2.900%, 10/16/2023 (Callable 03/15/2023)	4,610,234	4,628,419
PFS Financing Corp.:
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	21,310,000	21,304,308
Series 2020-B, Class A, 1.210%, 06/15/2024 (2)	5,715,000	5,711,687
Series 2020-F, Class A, 0.930%, 08/15/2024 (2)	62,857,000	62,636,818
Series 2019-C, Class A, 2.230%, 10/15/2024 (2)	19,323,000	19,349,016
Series 2020-A, Class A, 1.270%, 06/15/2025 (2)	5,145,000	5,068,804
Santander Bank NA,
Series 2021-1A, Class B, 1.833%, 12/15/2031 (Callable 02/15/2025) (2)	20,671,685	20,303,177
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A, 1.370%, 10/15/2024 (Callable 12/15/2023) (2)	7,386,762	7,382,286
Santander Retail Auto Lease Trust:
Series 2020-A, Class A3, 1.740%, 07/20/2023 (Callable 04/20/2023) (2)	26,615,653	26,647,124
Series 2019-C, Class A4, 1.930%, 11/20/2023 (Callable 09/20/2022) (2)	12,546,000	12,559,502
Series 2021-A, Class A2, 0.320%, 02/20/2024 (2)	36,708,526	36,405,035
Series 2022-A, Class A2, 0.970%, 03/20/2025 (Callable 12/20/2024) (2)	16,500,000	16,185,386
Synchrony Card Funding LLC,
Series 2019-A2, Class A, 2.340%, 06/15/2025	11,598,000	11,625,173
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A, 2.620%, 10/15/2025	2,800,000	2,815,799
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 10/25/2024) (2)(4)	1,707,713	1,703,470
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)	18,004,489	17,439,171
Verizon Owner Trust:
Series 2019-A, Class A1A, 2.930%, 09/20/2023 (Callable 07/20/2022)	3,964,244	3,976,235
Series 2020-B, Class A, 0.470%, 02/20/2025 (Callable 10/20/2023)	21,235,000	20,936,799
Wheels SPV 2 LLC:
Series 2019-1A, Class A2, 2.300%, 05/22/2028 (Callable 12/20/2022) (2)	446,357	446,645
Series 2019-1A, Class A3, 2.350%, 05/22/2028 (Callable 12/20/2022) (2)	31,654,000	31,720,638
Series 2020-1A, Class A2, 0.510%, 08/20/2029 (Callable 03/20/2024) (2)	12,822,207	12,700,693
World Financial Network Credit Card Master Trust,
Series 2019-C, Class A, 2.210%, 07/15/2026	7,565,000	7,585,399
World Omni Auto Receivables Trust:
Series 2020-C, Class A2, 0.350%, 12/15/2023	1,410,277	1,409,182
Series 2019-C, Class A3, 1.960%, 12/15/2024 (Callable 06/15/2023)	9,982,182	10,000,996
World Omni Select Auto Trust,
Series 2020-A, Class A2, 0.470%, 06/17/2024 (Callable 09/15/2023)	106,452	106,419
Total Asset Backed Securities (Cost $1,200,935,079)		1,190,180,971	18.0%
Total Long-Term Investments (Cost $6,512,851,779)		6,465,746,584	97.6%

SHORT-TERM INVESTMENTS
Commercial Paper
Baptist Memorial Health, 1.40%, 06/09/2022	25,726,000	25,725,604
Catholic Health Initiatives, 1.22% (6), 05/18/2022	20,000,000	19,967,360
Catholic Health Initiatives, 1.41% (6), 06/07/2022	3,000,000	2,992,004
Enel Finance America LLC, 1.63% (6), 09/06/2022	19,125,000	18,987,401
HSBC USA, Inc., 0.33% (6), 04/01/2022	22,050,000	22,049,797
NatWest Markets PLC, 0.78% (6), 04/22/2022 (1)	3,550,000	3,548,306
Total Commercial Paper (Cost $93,392,658)		93,270,472	1.4%
	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.21% (5)	29,573,298	29,573,298
Total Money Market Mutual Fund (Cost $29,573,298)		29,573,298	0.4%
Total Short-Term Investments (Cost $122,965,956)		122,843,770	1.8%
Total Investments (Cost $6,635,817,735)		6,588,590,354	99.4%
Other Assets in Excess of Liabilities		38,155,173	0.6%
TOTAL NET ASSETS		$6,626,745,527	100.0%

Notes to Schedule of Investments
ST AID	State Aid Intercept/Withholding

CMT	Constant Maturity Treasury
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)	Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $1,876,430,455, which represented 28.32% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2022.
(5)	Seven-day yield.
(6)	Effective yield as of March 31, 2022.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.

Baird Ultra Short Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,070,216,672	$–	$1,070,216,672
Corporate Bonds	–	3,759,488,793	–	3,759,488,793
Municipal Bonds	–	227,744,288	–	227,744,288
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	109,088,741	–	109,088,741
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	109,027,119	–	109,027,119
Asset Backed Securities	–	1,190,180,971	–	1,190,180,971
Total Long-Term Investments	–	6,465,746,584	–	6,465,746,584
Short-Term Investments
Commercial Paper	–	93,270,472	–	93,270,472
Money Market Mutual Fund	29,573,298	–	–	29,573,298
Total Short-Term Investments	29,573,298	93,270,472	–	122,843,770
Total Investments	$29,573,298	$6,559,017,056	$–	$6,588,590,354

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.